                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		March 31, 2012

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
5/14/2012

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-00203                     OppenheimerFunds Inc.
28-00060                     Babson Capital Management LLC

                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	41

Form 13F Table Value Total:  	261,170
                                            (thousands)

Name of Issuer			  Title of Class  CUSIP	    Value   Shares	Inv.	   Other    Voting Authority
							    x1000		Discretion Managers Sole        Shared  None

AvalonBay Communities Inc	  COM		  053484101 7,582   53,639 	SOLE	   N/A	    18,978      0	34,661
Brandywine Realty Trust		  SH BEN INT NEW  105368203 1,220   106,236 	SOLE	   N/A	    15,566      0	90,670
Strategic Hotels & Resorts Inc	  COM		  86272T106 2,233   339,375 	SOLE	   N/A	    54,335      0	285,040
BRE Properties Inc		  CL A		  05564E106 3,554   70,305 	SOLE	   N/A	    23,195      0	47,110
Boston Properties Inc		  COM		  101121101 8,764   83,470 	SOLE	   N/A	    27,499      0	55,971
CBL & Associates Properties Inc	  COM		  124830100 6,178   326,536 	SOLE	   N/A	    106,266     0	220,270
Camden Property Trust		  SH BEN INT	  133131102 4,467   67,945 	SOLE	   N/A	    22,155      0	45,790
CubeSmart			  COM		  229663109 4,216   354,275 	SOLE	   N/A	    136,215     0	218,060
Douglas Emmett Inc		  COM		  25960P109 3,363   147,436 	SOLE	   N/A	    59,616      0	87,820
Digital Realty Trust Inc	  COM		  253868103 1,086   14,679 	SOLE	   N/A	    2,159 	0	12,520
Duke Realty Corp		  COM NEW	  264411505 2,434   169,727 	SOLE	   N/A	    24,892 	0	144,835
Equity Residential		  SH BEN INT	  29476L107 10,236  163,463 	SOLE	   N/A	    57,043 	0	106,420
Extra Space Storage Inc		  COM		  30225T102 6,028   209,368 	SOLE	   N/A	    80,918 	0	128,450
Forest City Enterprises Inc	  CL A		  345550107 3,353   214,129 	SOLE	   N/A	    65,449 	0	148,680
FelCor Lodging Trust Inc	  COM		  31430F101 1,404   389,981 	SOLE	   N/A	    57,571 	0	332,410
First Industrial Realty Trust Inc COM		  32054K103 3,422   277,097 	SOLE	   N/A	    91,427 	0	185,670
Glimcher Realty Trust		  SH BEN INT	  379302102 2,809   274,860 	SOLE	   N/A	    100,550 	0	174,310
Health Care REIT Inc		  COM		  42217K106 4,788   87,127 	SOLE	   N/A	    31,252 	0	55,875
HCP Inc				  COM		  40414L109 6,474   164,075 	SOLE	   N/A	    55,915 	0	108,160
Highwoods Properties Inc	  COM		  431284108 1,487   44,629 	SOLE	   N/A	    6,569 	0	38,060
Home Properties Inc		  COM		  437306103 3,325   54,502 	SOLE	   N/A	    17,052 	0	37,450
Starwood Hotels and Resorts	  COM		  85590A401 872     15,450 	SOLE	   N/A	    15,450 	0	-
Host Hotels & Resorts Inc	  COM		  44107P104 6,955   423,581 	SOLE	   N/A	    173,681 	0	249,900
Hersha Hospitality Trust	  SH BEN INT A	  427825104 366     66,967 	SOLE	   N/A	    9,757 	0	57,210
Inland Real Estate Corp		  COM NEW	  457461200 759     85,571 	SOLE	   N/A	    12,551 	0	73,020
Kimco Realty Corp		  COM		  49446R109 6,737   349,807 	SOLE	   N/A	    114,787 	0	235,020
LaSalle Hotel Properties	  COM SH BEN INT  517942108 505     17,944 	SOLE	   N/A	    2,544 	0	15,400
Liberty Property Trust		  SH BEN INT	  531172104 1,475   41,288 	SOLE	   N/A	    6,068 	0	35,220
Macerich Co/The			  COM		  554382101 2,298   39,798 	SOLE	   N/A	    13,881 	0	25,917
Orient-Express Hotels Ltd	  CL A		  G67743107 781     76,532 	SOLE	   N/A	    11,212 	0	65,320
ProLogis Inc			  COM	 	  74340W103 15,083  418,733 	SOLE	   N/A	    140,750 	0	277,983
Post Properties Inc		  COM		  737464107 2,442   52,123 	SOLE	   N/A	    7,673 	0	44,450
Public Storage			  COM		  74460D109 8,066   58,380 	SOLE	   N/A	    19,487 	0	38,893
RLJ Lodging			  COM		  74965L101 67,637  3,630,536 	SOLE	   N/A	    3,630,536   0	-
Sunstone Hotel Investors Inc	  COM		  867892101 3,241   332,727 	SOLE	   N/A	    109,537 	0	223,190
Tanger Factory Outlet Centers	  COM		  875465106 2,957   99,478 	SOLE	   N/A	    33,388 	0	66,090
SL Green Realty Corp		  COM		  78440X101 5,805   74,851 	SOLE	   N/A	    28,096 	0	46,755
Simon Property Group Inc	  COM		  828806109 23,825  163,543 	SOLE	   N/A	    53,918 	0	109,625
Vornado Realty Trust		  SH BEN INT	  929042109 7,551   89,680 	SOLE	   N/A	    29,796 	0	59,884
Ventas Inc			  COM		  92276F100 9,467   165,799 	SOLE	   N/A	    54,504 	0	111,295
Weingarten Realty Investors	  SH BEN INT	  948741103 6,475   244,972 	SOLE	   N/A	    81,722 	0	163,250


5/15/2012
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
March 31, 2012.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer